Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit obligation [Member]
Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components [Line Items]
Balance as of January 1	$ 15,816
Included in other comprehensive income
Actuarial loss (gain) arising from Financial assumptions	(3,529)
Actuarial loss (gain) arising from Other assumptions	721
Return on plan assets excluding interest income
Effect of movements in exchange rates	(112)	(91)
Other movements
Contributions paid by the employer
Contributions paid by the employees and plan participants	1,950
Benefits paid	(1,314)
Changes from business combinations and loss of control		15,907
Balance as of December 31	14,101	15,816
Current service cost	487
Interest cost (income)	61
Administrative cost	21
Fair value of plan assets [Member]
Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components [Line Items]
Balance as of January 1	(11,671)
Included in other comprehensive income
Actuarial loss (gain) arising from Financial assumptions
Actuarial loss (gain) arising from Other assumptions
Return on plan assets excluding interest income	(51)
Effect of movements in exchange rates	14	67
Other movements
Contributions paid by the employer	(524)
Contributions paid by the employees and plan participants	(1,950)
Benefits paid	1,314
Changes from business combinations and loss of control		(11,738)
Balance as of December 31	(12,913)	(11,671)
Current service cost
Interest cost (income)	(45)
Administrative cost
Net defined benefit liability (asset) [Member]
Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components [Line Items]
Balance as of January 1	4,145
Included in other comprehensive income
Actuarial loss (gain) arising from Financial assumptions	(3,529)
Actuarial loss (gain) arising from Other assumptions	721
Return on plan assets excluding interest income	(51)
Effect of movements in exchange rates	(98)	(24)
Other movements
Contributions paid by the employer	(524)
Contributions paid by the employees and plan participants
Benefits paid
Changes from business combinations and loss of control		4,169
Balance as of December 31	1,188	4,145
Current service cost	487
Interest cost (income)	16
Administrative cost	$ 21